Note 24 - Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Currency Risk (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cash and cash equivalents		$ 238,578	$ 169,009	$ 57,013
Trade and other receivables		4,271	4,295
Value added taxes receivable	[1]	41,641	29,637
Other financial assets		36,319	7,488
Trade and other payables		(76,002)	(59,123)
Foreign currency derivatives (Note 24)			$ 982
Canada, Dollars
Statement Line Items [Line Items]
Cash and cash equivalents		75,958
Trade and other receivables		74
Value added taxes receivable
Other financial assets		10,140
Trade and other payables		(3,133)
Foreign currency derivatives (Note 24)		83,039
Net assets (liabilities) exposure		8,304
Mexico, Pesos
Statement Line Items [Line Items]
Cash and cash equivalents		8,369
Trade and other receivables
Value added taxes receivable		53,201
Other financial assets
Trade and other payables		(42,763)
Foreign currency derivatives (Note 24)		18,807
Net assets (liabilities) exposure		1,881
Amounts in foreign currencies [member]
Statement Line Items [Line Items]
Cash and cash equivalents		84,327
Trade and other receivables		74
Value added taxes receivable		53,201
Other financial assets		10,140
Trade and other payables		(45,896)
Foreign currency derivatives (Note 24)		101,846
Net assets (liabilities) exposure		$ 10,185

[1]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.